As filed with the U.S. Securities and Exchange Commission on July 7, 2025

Securities Act File No. 333-117134

Investment Company Act File No. 811-21598

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 63	☒

and/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 64

PUTNAM TARGET DATE FUNDS*

(Exact Name of Registrant as Specified in Charter)

100 Federal Street

Boston, MA 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (617) 292-1000

Copy to:

Name and address of agent for service:

Stephen J. Tate, Vice President	Bryan Chegwidden, Esq.	James E. Thomas, Esq.
Putnam Funds Trust	Ropes & Gray LLP	Ropes & Gray LLP
100 Federal Street	1211 Avenue of the Americas	800 Boylston Street
Boston, Massachusetts 02110	New York, New York 10036	Boston, Massachusetts 02199

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on August 1, 2025 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on ______________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*

This filing relates solely to Putnam Retirement Advantage 2070 Fund and Putnam Sustainable Retirement 2070 Fund. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PART A, PART B AND PART C

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 63 to the Registration Statement, relating only to the Putnam Retirement Advantage 2070 Fund and Putnam Sustainable Retirement 2070 Fund, each a series of the Registrant (the “Funds”), is being filed for the sole purpose of designating August 1, 2025 as the new date upon which Post-Effective Amendment No. 62, as filed on May 1, 2025 (Accession # 0001193125-25-109708), (“PEA 62”) shall become effective.

Accordingly, the Part A—Prospectus, Part B—Statement of Additional Information and Part C of Putnam Retirement Advantage 2070 Fund and Putnam Sustainable Retirement 2070 Fund, as filed in PEA 62, are incorporated herein by reference in their entirety into this filing.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and The Commonwealth of Massachusetts, on the 7th day of July, 2025.

PUTNAM TARGET DATE FUNDS (Registrant)

By:	/s/ JONATHAN S. HORWITZ
Jonathan S. Horwitz Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

BARBARA M. BAUMANN*	Chair, Board of Trustees	July 7, 2025
Barbara M. Baumann

ROBERT L. REYNOLDS*	President and Trustee	July 7, 2025
Robert L. Reynolds

JONATHAN S. HORWITZ*	Executive Vice President, Principal Executive Officer and Compliance Liaison	July 7, 2025
Jonathan S. Horwitz

MICHAEL J. HIGGINS*	Vice President, Treasurer and Clerk	July 7, 2025
Michael J. Higgins

JEFFREY W. WHITE*	Vice President, Principal Financial Officer, Principal Accounting Officer and Assistant Treasurer	July 7, 2025
Jeffrey W. White

LIAQUAT AHAMED*	Trustee	July 7, 2025
Liaquat Ahamed

KATINKA DOMOTORFFY*	Trustee	July 7, 2025
Katinka Domotorffy

CATHARINE BOND HILL*	Trustee	July 7, 2025
Catharine Bond Hill

GREGORY G. MCGREEVEY*	Trustee	July 7, 2025
Gregory G. McGreevey

JENNIFER WILLIAMS MURPHY*	Trustee	July 7, 2025
Jennifer Williams Murphy

MARIE PILLAI*	Trustee	July 7, 2025
Marie Pillai

GEORGE PUTNAM III*	Trustee	July 7, 2025
George Putnam III

MANOJ P. SINGH*	Trustee	July 7, 2025
Manoj P. Singh

MONA K. SUTPHEN*	Trustee	July 7, 2025
Mona K. Sutphen

JANE E. TRUST*	Trustee	July 7, 2025
Jane E. Trust

*By:	/s/ JONATHAN S. HORWITZ
Jonathan S. Horwitz, Attorney-in-Fact (Pursuant to Power of Attorney previously filed)